RISK MANAGEMENT AND FINANCIAL INSTRUMENTS (Details 3) (CAD) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Risk Management and Financial Instruments [Abstract]
Credit risk concentration amount due from a counterparty	240	259